Schedule of Commercial Mortgage Loan Portfolio by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 1,455,156	$ 1,509,132
General allowance for loan loss	0	0
Total commercial mortgage loans	1,455,156	1,509,132
ALABAMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,287	1,508
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,389	34,911
CALIFORNIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	255,023	336,310
COLORADO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	57,269	57,207
CONNECTICUT
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	25,317	25,374
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	123,194	86,698
GEORGIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	65,414	67,213
HAWAII
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	6,099	7,134
ILLINOIS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	114,549	92,813
IOWA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,033	1,266
KANSAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	9,200	9,200
KENTUCKY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	7,154	7,696
MAINE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,686	3,905
MARYLAND
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,975	33,844
MASSACHUSETTS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	77,772	90,897
MINNESOTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	132,395	148,346
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	84,721	14,262
NEW JERSEY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	65,908	68,720
NEW YORK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	66,502	94,985
NORTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	55,851	58,078
OHIO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	38,611	36,954
OKLAHOMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		10,803
PENNSYLVANIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	31,929	41,975
SOUTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,948	2,532
TENNESSEE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,238	5,278
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	133,020	107,279
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	42,641	44,366
VIRGINIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,676	2,353
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,681	11,550
WISCONSIN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 4,674	$ 5,675